Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 13,101	$ 53,078	$ 13,897	$ 107,181
Accounts receivable	67,150	46,424
Inventory	10,954	24,109
Prepaid expenses		32,889
Total current assets	91,205	156,500
Property and Equipment (Net)	8,792	10,392
Other Assets
Deposits	2,872	2,872
Total other assets	2,872	2,872
Total assets	102,869	169,764
Current Liabilities
Accounts payable and accrued expenses	504,689	357,803
Deferred compensation	180,395	124,190
Accrued and withheld payroll taxes payable	167,550	170,509
Accrued interest payable	50,625	43,125
Accrued royalties payable	225,000	225,000
Loans from stockholders	287,855	251,054
Notes payable	114,544	126,116
Deferred revenue	135,670	121,975
Total current liabilities	1,666,328	1,419,772
Long-Term Liabilities
Long-term portion of notes payable	39,158	46,098
Total liabilities	1,705,486	1,465,870
Stockholders' Deficit
Convertible preferred stock, authorized 10,000,000 shares, $.001 par value, Issued and outstanding 3,489,647	3,490	3,490
Common stock, authorized 950,000,000 shares, $.001 par value, Issued and outstanding 248,030,860 at March 31, 2014 and Issued and outstanding 222,399,749 at Deceember 31, 2013	248,030	222,399
Common stock issuable	16,000	538,720
Additional paid in capital	26,119,920	25,550,331
Accumulated deficit	(27,990,057)	(27,611,046)
Total stockholders' deficit	(1,602,617)	(1,296,106)
Total Liabilities and Stockholders' Deficit	$ 102,869	$ 169,764